Income (Loss) Per Share (Q3) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (Loss) Per Share [Abstract]
Net income (loss)	$ 28,000	$ (13,000)	$ (125,100)	$ (27,000)	$ (31,290)	$ (351,988)	$ (135,925)
Less: Net income (loss) attributable to noncontrolling interests	0	(100)	100	(600)	5,330	(835)	(902)
Net Income (Loss) Attributable to Gardner Denver Holdings, Inc.	$ 28,000	$ (12,900)	$ (125,200)	$ (26,400)	$ (36,620)	$ (351,153)	$ (135,023)
Income (Loss) per share [Abstract]
Basic (in dollars per share)	$ 0.14	$ (0.09)	$ (0.71)	$ (0.18)	$ (0.25)	$ (2.35)	$ (0.91)
Diluted (in dollars per share)	$ 0.13	$ (0.09)	$ (0.71)	$ (0.18)	$ (0.25)	$ (2.35)	$ (0.91)
Average shares outstanding [Abstract]
Basic (in shares)	201,300	148,800	175,700	148,800	149,184	149,646	148,883
Dilutive effect of share-based awards (in shares)	6,800	0	0	0
Diluted (in shares)	208,100	148,800	175,700	148,800	149,184	149,646	148,883
Stock Options [Member]
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of diluted loss per share (in shares)		15,000	12,300	15,000	13,285	17,033	18,214